Contractual Commitments And Contingencies (Contractual Commitments and Raw Material Purchase Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual Commitments And Contingencies [Line Items]
Operating lease rental expense	$ 25	$ 24	$ 22
2015	5
2013	11
2014	8
2017	1
2016	3
After 2017	1
Construction of Assets and Purchase of Property and Equipment [Member]
Contractual Commitments And Contingencies [Line Items]
Contractual purchase obligations	17
Inventories [Member]
Contractual Commitments And Contingencies [Line Items]
Contractual purchase obligations	$ 305
Period of raw material purchase obligations, years	5 years